CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ (66,107)	$ (9,584)	¥ (37,636)	¥ 4,877
Depreciation of property and equipment and amortization of intangible assets	47,086	6,827	30,081	14,087
Inventory provision	(1,681)	(244)
Impairment of amount due from related parties			860
Impairment of long-term investment	7,945	1,152	17,850	0
Impairment of property and equipment	1,350	196	0	0
Impairment of other current assets	5,421	786
Impairment of goodwill and intangible assets			65,879
Loss on disposal of property and equipment	5	1	244
Expected credit losses	13,224	1,917	15,498	6,305
Share-based compensation expenses	43,336	6,283	106,150	92,170
Lease expense to reduce right-of-use assets	38,588	5,595	33,668	31,990
Share of losses of equity method investee	17,223	2,497	1,522	4,279
Exchange losses	492	71	4,766	1,118
Deferred income tax	(24,803)	(3,596)	1,652	(21,364)
Fair value change of short-term investments	49	7	8,289	(6,374)
Changes in operating assets and liabilities:
Trade receivables	13,564	1,967	14,580	(32,596)
Receivables from online payment platforms	4,077	591	(2,682)	(2,753)
Prepayment and other current assets	(48,259)	(6,997)	(43,991)	24,270
Inventories, net	(27,988)	(4,058)	7,869
Other non-current assets	(51,340)	(7,444)	(36,968)	(1,694)
Contract liabilities	(28,996)	(4,204)	(28,306)	41,459
Taxes payable	27,243	3,950	(13,010)	(4,875)
Salary and welfare payables	(31,092)	(4,508)	(4,838)	(5,341)
Amounts due to/(from) related parties	3,898	565	(307)	5
Operating lease liabilities	(40,505)	(5,873)	(35,764)	(33,518)
Accrued expenses and other liabilities	(15,603)	(2,262)	(21,119)	67,135
Net cash provided by/(used in) operating activities	(112,873)	(16,365)	84,287	179,180
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(15,707)	(2,277)	(45,056)	(36,962)
Purchase of short-term investments and term deposits	(1,205,770)	(174,820)	(1,919,804)	(2,802,999)
Proceeds from maturities of short-term investments and term deposits	764,785	110,883	3,052,869	3,131,878
Cash paid for long-term investments, including prepayment for new investment			(102,945)	(125,000)
Proceeds from disposal of property and equipment	102	15	180	10
Acquisition of subsidiaries, net of cash acquired	(97,492)	(14,135)	(636,872)	(40,911)
Loans advanced to related party (see Note 21)	(18,130)	(2,629)	(15,720)	(16,889)
Proceeds from repayment of the loan advanced to related party			7,170	14,718
Net cash provided by/(used in) investing activities	(572,212)	(82,963)	339,822	123,845
Cash flows from financing activities:
Cash paid for repurchase of ordinary shares	(15,123)	(2,193)	(217,712)
Proceeds from capital injection of investee	661	96
Repayment of short-term borrowing				(6,500)
Proceeds from exercise of share options	876	127	969	696
Net cash used in financing activities	(13,586)	(1,970)	(216,743)	(5,804)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	55,862	8,099	(9,242)	(52,721)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(642,809)	(93,199)	198,124	244,500
Cash, cash equivalents and restricted cash at the beginning of the year	1,343,809	194,834	1,145,685	901,185
Cash, cash equivalents and restricted cash at the end of the year	701,000	101,635	1,343,809	1,145,685
Supplemental disclosures of cash flow information:
Cash paid for income taxes	¥ (11,360)	$ (1,647)	¥ (31,170)	¥ (24,070)